LKCM Funds
The LKCM Small Cap Equity Fund
The LKCM Equity Fund
The LKCM Balanced Fund
The LKCM Fixed Income Fund
The LKCM International Fund
                                                                October 20, 2003
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                Supplement to Statement of Additional Information
                                Dated May 1, 2003


     The following information indicates two changes to the service providers for the International Fund and Portfolio as noted on Page 34 of the SAI.

                                    CUSTODIAN

     Effective October 20, 2003, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60675, serves as the custodian for the International Fund and the Portfolio.


                                SUB-ADMINISTRATOR

     Effective October 6, 2003, SEI Investments Company - Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania, 19456, serves as sub-administrator to the International Fund and the Portfolio.


          TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT

     Effective  October 6, 2003, SEI Investments  Company also provides transfer
agency  services  to  the  Portfolio  and  fund   accounting   services  to  the
International Fund and the Portfolio.








  Please retain this Supplement with your Statement of Additional Information.